Consolidated Statement of Financial Position - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property and equipment	SFr 252,899	SFr 369,294
Intangible assets	1,629,100	1,482,520
Other non-current receivables	76,710	114,778
Total non-current assets	1,958,709	1,966,592
Current assets
Other receivables	241,281	296,531
Prepayments	652,913	952,595
Cash and cash equivalents	14,973,369	32,442,222
Total current assets	15,867,563	33,691,348
Total assets	17,826,272	35,657,940
Equity
Share capital	19,349,556	13,731,881
Share premium	114,648,228	112,838,815
Foreign currency translation reserve	(33,047)	(83,544)
Accumulated deficit	(136,126,946)	(112,344,303)
Total shareholders' (deficit)/equity attributable to owners of the Company	(2,162,209)	14,142,849
Non-current liabilities
Loan	5,584,297	10,151,498
Derivative financial instruments	1,836,763	117,132
Employee benefit liability	1,962,970	2,092,434
Deferred tax liabilities	178,809	196,582
Total non-current liabilities	9,562,839	12,557,646
Current liabilities
Loan	4,542,109	2,212,706
Trade and other payables	1,200,820	1,837,997
Accrued expenses	4,682,713	4,906,742
Total current liabilities	10,425,642	8,957,445
Total liabilities	19,988,481	21,515,091
Total equity and liabilities	SFr 17,826,272	SFr 35,657,940